Intangible assets - Meros License Agreement (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Meros license agreement
Disclosure of detailed information about intangible assets
Common shares issued | shares	1,020,000
Convertible special warrants issued | shares	1,020,000
First patient phase IIB clinical trial
Disclosure of detailed information about intangible assets
Milestone payment	$ 100,000
First patient pivotal phase III clinical trial [Member]
Disclosure of detailed information about intangible assets
Milestone payment	500,000
Regulatory approval
Disclosure of detailed information about intangible assets
Milestone payment	$ 1,000,000
Containing cannabinoids
Disclosure of detailed information about intangible assets
Worldwide proceeds of net sales rate	5.00%
Non-royalty sub-license income rate	7.00%
Excluding cannabinoids
Disclosure of detailed information about intangible assets
Worldwide proceeds of net sales rate	3.70%
Non-royalty sub-license income rate	5.00%